Related Party Transactions - Schedule of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Revenues	¥ 417,981	$ 59,770	¥ 456,152	¥ 117,426
Product [Member]
Related Party Transaction [Line Items]
Revenues	405,037	57,919	440,641	100,960
Service [Member]
Related Party Transaction [Line Items]
Revenues	12,944	1,851	15,511	16,466
Related Party [Member] | Product [Member]
Related Party Transaction [Line Items]
Revenues	13,316	1,904	133	11,859
Related Party [Member] | Service [Member]
Related Party Transaction [Line Items]
Revenues	394	56	1,225
Related Party [Member] | Hefei Heyi [Member] | Product [Member]
Related Party Transaction [Line Items]
Revenues	13,278	1,899	106
Related Party [Member] | Hefei Heyi [Member] | Service [Member]
Related Party Transaction [Line Items]
Revenues	85	12	599
Related Party [Member] | Zhejiang Zhiyi [Member] | Product [Member]
Related Party Transaction [Line Items]
Revenues	16	2
Related Party [Member] | Yitong Zhihang [Member] | Product [Member]
Related Party Transaction [Line Items]
Revenues	13	2		3,009
Related Party [Member] | Yitong Zhihang [Member] | Service [Member]
Related Party Transaction [Line Items]
Revenues	19	3	499
Related Party [Member] | Hangzhou Zhongan [Member] | Product [Member]
Related Party Transaction [Line Items]
Revenues	9	1
Related Party [Member] | Wanyi Tianxia [Member] | Product [Member]
Related Party Transaction [Line Items]
Revenues			18
Related Party [Member] | Wanyi Tianxia [Member] | Service [Member]
Related Party Transaction [Line Items]
Revenues	132	19	94
Related Party [Member] | Fengshan Fengyi [Member] | Product [Member]
Related Party Transaction [Line Items]
Revenues			9
Related Party [Member] | Fengshan Fengyi [Member] | Service [Member]
Related Party Transaction [Line Items]
Revenues	89	12
Related Party [Member] | Xiyu Qingniao [Member] | Product [Member]
Related Party Transaction [Line Items]
Revenues				¥ 8,850
Related Party [Member] | Wuxi Liangyun [Member] | Service [Member]
Related Party Transaction [Line Items]
Revenues	41	6	¥ 33
Related Party [Member] | Pengcheng Wing [Member] | Service [Member]
Related Party Transaction [Line Items]
Revenues	¥ 28	$ 4